Shareholder Report, Average Annual Return (Details) 196911_Penn Capital Special Situations Small Cap Equity Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	16.80%	6.52%	12.26%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.10%	11.80%	14.84%
Bloomberg US 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Total Return Index
Average Annual Return, Percent	24.47%	6.61%	10.74%